Restatement of Unaudited Interim Financial Statements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Jun. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement
Revenue, net	$ 14,708	$ 12,506	$ 10,401	$ 22,907	$ 46,833	$ 35,806	$ 30,863
Cost of goods sold	13,743	12,896	10,348	23,244	$ 43,929	$ 38,380	$ 55,819
Adjustments
Error Corrections and Prior Period Adjustments Restatement
Revenue, net	2,755	(1,742)	(1,013)	(2,755)
Cost of goods sold	1,943	(1,803)	(140)	$ (1,943)
Adjustments | Parts, accessories and apparel
Error Corrections and Prior Period Adjustments Restatement
Revenue, net	(2,755)	(1,742)	(1,013)
Cost of goods sold	$ (1,687)	$ (1,047)	$ (640)